UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-8168

					Aquila Rocky Mountain Equity Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

DECEMBER 31, 2006

                   [LOGO OF AQUILA ROCKY MOUNTAIN EQUITY FUND:
              A RECTANGLE WITH A DRAWING OF TWO MOUNTAINS AND WORDS
                      "AQUILA ROCKY MOUNTAIN EQUITY FUND"]

                             AN INVESTMENT DESIGNED
                        FOR GROWTH AT A REASONABLE PRICE

[LOGO OF THE AQUILA
GROUP OF FUNDS:                     ONE OF THE
AN EAGLE'S HEAD]            AQUILA(SM) GROUP OF FUNDS

[LOGO OF AQUILA ROCKY MOUNTAIN
EQUITY FUND: A RECTANGLE WITH A
DRAWING OF TWO MOUNTAINS AND WORDS
"AQUILA ROCKY MOUNTAIN EQUITY FUND"]

                        AQUILA ROCKY MOUNTAIN EQUITY FUND

                                  Annual Report

                                  "CONSISTENCY"

                                                                  February, 2007

Dear Fellow Shareholder:

      Look up the word "consistency" in the dictionary and, among other meanings, you'll find:

            o     adherence to the same principles, course, or form; and,

            o one's ability to perform at a high standard on a regular basis.

      We believe that both these definitions are highly significant with respect to Aquila Rocky Mountain Equity Fund.

      The management of Aquila Rocky Mountain Equity Fund is dedicated to achieving the Fund's long-term goal - consistency of return during both good and bad market conditions.

      This focus requires that we stick to our investment philosophy and seek to hit "singles," "doubles" and "triples" with the Fund's portfolio rather than trying for only homeruns (which usually go hand in hand with an equal or greater number of strikeouts). In this way, we strive to capture the best of what is happening in the region during positive market environments and to use our disciplines to help to control risk when markets go through a down draft, as they inevitably will.

      We believe that focus on our long-term goals have paid off and have led to consistent performance results.

      Over the more than 10 years of Aquila Rocky Mountain Equity Fund's existence, the Fund's portfolio has experienced both favorable and unfavorable market conditions. Yet, it has produced consistent returns.

      The Fund's Class A shares average annual returns* as of December 31, 2006 were as follows:

                     1 year                            11.54%

                     3 year                             9.65%

                     5 year                             9.40%

                     10 year                            8.96%

                     Since inception (7/25/1994)        9.90%

      In other words, if you had bought shares of Aquila Rocky Mountain Equity Fund on the day the Fund commenced operations, with the since inception return rate of almost 10%, those shares

                         NOT A PART OF THE ANNUAL REPORT
would now be worth more than three times as much (a 10% return doubles your investment in 7 years). Of course, these are average annual returns - investors have needed to have some tolerance for volatility as individual years have brought to bear less stable results.

      We believe these results are confirmation that our investment approach works over the long-term and that our successful formula will hopefully continue to be of benefit to you and the other shareholders of Aquila Rocky Mountain Equity Fund.

      Further fueling our optimism is the dynamic character of the Rocky Mountain region. This eight state region - Arizona, Colorado, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming - is relatively young in comparison to the rest of the United States. In fact, Arizona and New Mexico did not become states until 1912 and economic growth in these two areas was slowed until air-conditioning was developed in the 1940s. Thus, we believe that many companies in the area are in an early phase of their growth cycle. We are hopeful that these younger, smaller companies may be able to be more nimble in a slowing economy.

      The Rocky Mountain region, in general, is home to a variety of entrepreneurial firms of all sizes. The region's quality of life attracts up-and-coming companies, as well as more established firms. Although investing always involves risk and volatility, we are working to invest in the best businesses in the region for the intermediate and longer term. We consistently like what we are finding.

                                   Sincerely,


/s/ Barbara S. Walchli                          /s/ Lacy B. Herrmann

Barbara S. Walchli                              Lacy B. Herrmann
Senior Vice President and                       Founder and Chairman Emeritus
Portfolio Manager

* In keeping with industry standards, total return figures do not include sales charges (currently a maximum of 4.25% for Class A Shares), but do reflect reinvestment of dividends and capital gains. Different classes of shares are offered by the Fund and their performance will vary because of differences in sales charges and fees paid by shareholders investing in different classes. A significant portion of management fees were waived. Returns would be less if this fee waiver and sales charges were applied. Share price (net asset value) and investment return fluctuate so that upon redemption an investor may receive more or less than the original investment. The prospectus of the Fund, which contains more complete information, including management fees and expenses and the special risk considerations of the geographic concentration strategy of the Fund, should, of course, be carefully reviewed before investing.

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF AQUILA ROCKY MOUNTAIN
EQUITY FUND: A RECTANGLE WITH A
DRAWING OF TWO MOUNTAINS AND WORDS
"AQUILA ROCKY MOUNTAIN EQUITY FUND"]

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                                  ANNUAL REPORT
                              MANAGEMENT DISCUSSION

      Aquila Rocky Mountain Equity Fund's Class A shares had a total return of 11.54%, without provision for sales charges but reflecting contractually waived management fees, for the twelve months ended December 31, 2006. This compares to the S&P 500 with a total return of 15.79%, the Russell 2000 Index with a total return of 18.44% and the S&P 400 (Midcap) Index with a total return of 10.32%.

      For the five years cumulatively ending December 31, 2006, Aquila Rocky Mountain Equity Fund's Class A shares, without provisions for sales charges and the waiver of management fees, had a total return of 56.73% compared to 35.02% for the S&P 500 and 71.94% for the Russell 2000 Index.

      We do not have a perfect benchmark or performance comparison for the Fund since we invest in companies in a specific region. At year-end 2006, 23.7% of the equity investments in the Fund were in companies with a market capitalization of over $10 billion (large cap companies), 34.4% of the equity investments in the Fund were in companies with a market capitalization between $2 billion and $10 billion (mid cap) and 37.0% of the equity investments in the Fund were in companies with market capitalizations between $300 million and $2 billion (small cap). In addition, 4.9% of the equity investments in the Fund were in companies with market capitalizations below $300 million (micro cap). During 2006 the average mutual fund that invested in different size growth companies had a return of 8.2% according to Lipper Multicap Growth Performance.

      At year-end we had holdings of 65 companies in the portfolio across a number of industries. We work to hold our individual position sizes to around 5% or less of the portfolio and try to diversify the Fund across industries. We believe this helps to control specific security risk as well as industry risk. Our largest individual position size on December 31st was a 3.81% weighting of Microchip Technologies. Microchip is headquartered in Chandler, Arizona. The chief executive officer of Microchip, Steve Sanghi, published a book in 2006 titled "Driving Excellence" in which he discusses his experiences in managing the company.

      We seek to continue to invest the Fund strategically since we believe that trading and transaction costs do matter. We prefer to do our own research, focusing on the two to five year time frame. We continue to look for what we believe to be the best businesses and management teams in the Rocky Mountain region to invest in for our shareholders. Portfolio turnover for the past three years has averaged approximately 10%.

      During 2006, the five best performing stocks in the Fund came from four states and four industries. Office Max, a spin-off from Boise Cascade was up 98.8%. Phelps Dodge, headquartered in Phoenix, AZ, was up 76.3%, after receiving a takeover offer from Freeport McMoran. If the deal is completed, Freeport plans to move their headquarters to Phoenix. Comcast which has purchased several cable companies headquartered in Denver was up 63.0%.

      The fourth and fifth best performing companies are both headquartered in Nevada. Las Vegas based MGM Mirage was up 56.4% and Reno based International Game Technology was up 52.0%. We have seen increased interest in the gaming stocks after a management led private equity takeover of Station Casinos was announced.

      The three worst performing stocks in the Fund in 2006 came from two states and three industries. Headwaters, an alternative fuel company headquartered in South Jordan, Utah was down 32.4% due to oil price fluctuations and a change in tax policy. Bill Barrett Corp, an oil and gas exploration company headquartered in Denver, Colorado was down 29.5% due to a decline in oil and gas prices. SpectraLink, a wireless communications company headquartered in Boulder, Colorado was down 27.8% due to concern about increasing competition.

      We continue to harvest short term trading losses to offset capital gains from takeovers and our sales of stocks. During 2006, Intrado from Longmont, Colorado and SBS Technologies from Albuquerque, New Mexico were acquired. In addition, we currently have three other takeovers in progress including two private equity funded management led buyouts of Kinder Morgan and Station Casinos and a takeover of Phelps Dodge by Freeport McMoran.

      During 2007 our focus will continue to be to invest in what we deem to be the best businesses in the region for the intermediate to longer term. We are pleased with the quality of the businesses that we are finding in the Rocky Mountain region. We are seeing a number of new companies going public in the region and have added several of them to the Fund.

      Nighthawk Radiology Holdings is based in Coeur D'Alene, Idaho and went public in February, 2006. After the offering, we waited for the stock to pull back in price and then purchased a position. Nighthawk employs radiologists in Australia, Switzerland and the U.S and reads x-rays for over 600 hospitals in the U.S. Las Vegas Sands, headquartered in Las Vegas, went public in 2004. Las Vegas Sands owns and operates the Venetian Casino and the Sands Expo and Convention Center in Las Vegas and is helping to develop properties in Macau, China.

      During 2006 several of the companies in the Fund spun off parts of their businesses as new companies. We are pleased that the new companies chose to remain headquartered in the region. Western Union, spun off from First Data, is now headquartered in Englewood, Colorado. Liberty Media also divided into two tracking stocks, Liberty Media Interactive and Liberty Media Corp. Capital, also both headquartered in Englewood, Colorado. In December John Malone and Liberty Media Corp. Capital concluded an agreement with News Corp. in which Liberty will receive 470 million shares in DirecTV, three regional sports networks and $550 million for its voting and non-voting stake in News Corp. Denver continues to be a hub for cable and media.

      During the first half of 2007 we believe the U.S. economy is likely to slow as a lagged response to 24 months of the Federal Reserve raising interest rates from June 2004 through June 2006. Foreign economies began to raise interest rates about a year after the U.S and are still moving rates higher. Consequently, the global economy is also likely to slow as we move through 2007.

      As the economy slows, we think investors are becoming more interested in growth stocks that show consistent results. During the second half of 2006, we saw a number of media and health care stocks in the region begin to outperform. We may also see a fair amount of interest in technology stocks later this year due to several trends including 1) a shift from 32 bit to 64 bit computing 2) a shift to high definition TV's 3) new software that will integrate home computing and home entertainment and 4) more government spending on computers and communication systems.

                               PERFORMANCE REPORT

      The graph below illustrates the value of $10,000 invested in Class A Shares of Aquila Rocky Mountain Equity Fund (the "Fund") for the 10-year period ended December 31, 2006 as compared with a hypothetical similar-size investment in the Russell 2000 Stock Index (the "Index") over the same period. The Fund was originally managed to provide capital appreciation through selection of equity-oriented securities primarily on a value-basis. It was reoriented to a growth at a reasonable price style as of July, 1999. The Fund's universe of companies are primarily within the eight-state Rocky Mountain region.

      The performance of each of the other classes is not shown in the graph, but is included in the table below. It should be noted that the Index does not include operating expenses nor sales charges but does reflect reinvestment of dividends. It should also be noted that the Index is nationally-oriented and consisted, over the period covered by the graph, of an unmanaged group of 2000 equity securities throughout the United States, mostly of companies having relatively small capitalization. However, the Fund's investment portfolio consisted over the same period of a significant lesser number of equity securities primarily of companies domiciled in the eight-state Rocky Mountain region of our country.

      The market prices and behavior of the individual securities in the Fund's investment portfolio can be affected by local and regional factors which might well result in variances from the market action of the securities in the Index. Furthermore, whatever the difference in the performance in the Index versus the Fund may also be attributed to the lack of application of annual operating expenses and sales charges to the Index.

           [Graphic of a line chart with the following information:]

                   Fund Class A Shares     Fund Class A Shares      Russell 2000
                     no sales charge        with sales charge        Stock Index

12/96                    $10,000                $ 9,574               $10,000
12/97                     12,301                 11,777                12,224
12/98                     11,648                 11,152                11,950
12/99                     14,043                 13,444                14,502
12/00                     13,965                 13,370                14,078
12/01                     15,045                 14,404                14,444
12/02                     12,734                 12,191                11,489
12/03                     17,887                 17,125                16,922
12/04                     20,048                 19,194                20,043
12/05                     21,139                 20,238                20,971
12/06                     23,580                 22,575                24,839

                                      AVERAGE ANNUAL TOTAL RETURN
                                  FOR PERIODS ENDED DECEMBER 31, 2006
                                  -----------------------------------
                                                               SINCE
CLASS AND INCEPTION DATE        1 YEAR   5 YEARS   10 YEARS  INCEPTION
----------------------------    ------   -------   --------  ---------
Class A (7/22/94)
  With Sales Charge ........     6.79%     8.46%     8.48%     9.47%
  Without Sales Charge .....    11.54%     9.40%     8.96%     9.90%
Class C (5/01/96)
  With CDSC ................     9.70%     8.59%     8.17%     8.29%
  Without CDSC .............    10.71%     8.59%     8.17%     8.29%
Class Y (5/01/96)
  No Sales Charge ..........    11.80%     9.68%     9.19%     9.27%
Class I (12/01/05)
  No Sales Charge ..........    11.64%      N/A       N/A      8.01%

COMPARATIVE INDEX
----------------------------
Russell 2000 Stock Index ...    18.44%    11.46%     9.52%    11.35% (Class A)
                                                               8.38% (Class C&Y)
                                                              14.50% (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.25% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Aquila Rocky Mountain Equity Fund:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aquila Rocky Mountain Equity Fund as of December 31, 2006 and the related statement of operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended December 31, 2004 have been audited by other auditors, whose report dated February 18, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aquila Rocky Mountain Equity Fund as of December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 26, 2007

--------------------------------------------------------------------------------

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

                                                                                            MARKET
  SHARES     COMMON STOCKS (87.9%)                                                          VALUE
----------   ---------------------------------------------------------------------       -----------
             BASIC INDUSTRY (9.9%)
    25,000   Allied Waste Industries, Inc.+ ......................................       $   307,250
    16,000   Ball Corp. ..........................................................           697,600
    35,000   Knight Transportation, Inc. .........................................           596,750
     8,000   Newmont Mining Corp. ................................................           361,200
     4,000   Phelps Dodge Corp. ..................................................           478,880
    14,000   SkyWest, Inc. .......................................................           357,140
                                                                                         -----------
                                                                                           2,798,820
                                                                                         -----------

             BUSINESS SERVICES (2.0%)
    14,000   Insight Enterprises, Inc.+ ..........................................           264,180
     3,000   OfficeMax, Inc. .....................................................           148,950
     4,000   Viad Corp. ..........................................................           162,400
                                                                                         -----------
                                                                                             575,530
                                                                                         -----------

             CAPITAL SPENDING (6.1%)
     5,000   Dynamic Materials Corp.+ ............................................           140,500
    30,000   Mity Enterprises, Inc.+ .............................................           537,000
    16,000   Mobile Mini, Inc.+ ..................................................           431,040
    16,000   Radyne Corp.+ .......................................................           171,840
    32,000   Semitool, Inc.+ .....................................................           425,920
                                                                                         -----------
                                                                                           1,706,300
                                                                                         -----------

             CONSUMER CYCLICALS (1.0%)
     5,000   M.D.C. Holdings, Inc. ...............................................           285,250
                                                                                         -----------

             CONSUMER SERVICES (18.6%)
    36,000   Coldwater Creek, Inc.+ ..............................................           882,720
     3,400   Comcast Corp. (Special Class A)+ ....................................           142,392
    18,000   EchoStar Communications Corp. (Class A)+ ............................           684,540
    15,000   International Game Technology .......................................           693,000
     3,000   Las Vegas Sands Corp.+ ..............................................           268,440
     3,000   Liberty Global, Inc. Series A+ ......................................            87,450
     1,250   Liberty Media Capital Series A+ .....................................           122,475
     7,000   Liberty Media Interactive Series A+ .................................           150,990
    12,000   MGM Mirage+ .........................................................           688,200
    14,000   PetSmart, Inc. ......................................................           404,040
    15,000   Shuffle Master, Inc.+ ...............................................           393,000
     9,000   Station Casinos, Inc. ...............................................           735,030
                                                                                         -----------
                                                                                           5,252,277
                                                                                         -----------

                                                                                            MARKET
  SHARES     COMMON STOCKS (CONTINUED)                                                      VALUE
----------   ---------------------------------------------------------------------       -----------
             CONSUMER STAPLES (2.0%)
    18,000   Discovery Holding Co. Class A+ ......................................       $   289,620
     5,000   P.F. Chang's China Bistro, Inc.+ ....................................           191,900
     6,000   Rocky Mountain Chocolate Factory, Inc. ..............................            88,200
                                                                                         -----------
                                                                                             569,720
                                                                                         -----------

             ENERGY (4.4%)
     9,000   Bill Barrett Corp.+ .................................................           244,890
     8,000   Cimarex Energy Co. ..................................................           292,000
     8,000   Headwaters, Inc.+ ...................................................           191,680
     6,000   Questar Corp. .......................................................           498,300
                                                                                         -----------
                                                                                           1,226,870
                                                                                         -----------

             FINANCIAL (12.4%)
    25,000   First State Bancorporation ..........................................           618,750
    25,500   Glacier Bancorp, Inc. ...............................................           623,220
    24,000   Janus Capital Group, Inc. ...........................................           518,160
     9,000   MoneyGram International, Inc. .......................................           282,240
    10,000   Wells Fargo & Company ...............................................           355,600
    20,000   Western Union Co. ...................................................           448,400
     8,000   Zions Bancorporation ................................................           659,520
                                                                                         -----------
                                                                                           3,505,890
                                                                                         -----------

             HEALTH CARE (16.9%)
    19,000   Array BioPharma, Inc.+ ..............................................           245,480
    22,000   Medicis Pharmaceutical Corp. (Class A) ..............................           772,860
    57,000   Merit Medical Systems, Inc.+ ........................................           902,880
    20,000   Myriad Genetics, Inc.+ ..............................................           626,000
    21,000   NightHawk Radiology Holdings, Inc.+ .................................           535,500
    10,000   Providence Service Corp.+ ...........................................           251,300
    18,000   Sonic Innovations, Inc.+ ............................................            93,780
    23,000   Spectranetics Corp.+ ................................................           259,670
    11,000   USANA Health Services, Inc.+ ........................................           568,260
    12,000   Ventana Medical Systems, Inc.+ ......................................           516,360
                                                                                         -----------
                                                                                           4,772,090
                                                                                         -----------

             TECHNOLOGY (12.1%)
    23,000   Avnet, Inc.+ ........................................................           587,190
    46,000   CIBER, Inc.+ ........................................................           311,880

                                                                                            MARKET
  SHARES     COMMON STOCKS (CONTINUED)                                                      VALUE
----------   ---------------------------------------------------------------------       -----------
             TECHNOLOGY (CONTINUED)
    20,000   First Data Corp. ....................................................       $   510,400
     5,000   Inter-Tel, Inc. .....................................................           110,800
    14,000   JDA Software Group, Inc.+ ...........................................           192,780
    32,000   Microchip Technology, Inc. ..........................................         1,046,400
    32,000   Micron Technology, Inc.+ ............................................           446,720
     7,000   RightNow Technologies, Inc.+ ........................................           120,540
     9,000   SpectraLink Corp.+ ..................................................            77,400
                                                                                         -----------
                                                                                           3,404,110
                                                                                         -----------

             UTILITIES (2.5%)
     4,000   Kinder Morgan, Inc. .................................................           423,000
     4,000   PNM Resources, Inc. .................................................           124,400
     4,000   UniSource Energy Corp. ..............................................           146,120
                                                                                         -----------
                                                                                             693,520
                                                                                         -----------
             Total Common Stocks (cost $15,430,702) ..............................        24,790,377
                                                                                         -----------

  SHARES     INVESTMENT COMPANIES (9.4%)
----------   ---------------------------------------------------------------------
 1,335,000   AIM S-T Invest. Co. Prime Port. Inst. Cl. Money Market Fund .........         1,335,000
 1,335,000   JPMorgan Liquid Assets Money Market Fund ............................         1,335,000
                                                                                         -----------
             Total Investment Companies (cost $2,670,000) ........................         2,670,000
                                                                                         -----------

             Total Investments (cost $18,100,702*) ................          97.3%        27,460,377
             Other assets less liabilities ........................           2.7            754,397
                                                                           -------       -----------
             Net Assets ...........................................         100.0%       $28,214,774
                                                                           =======       ===========

*     Cost for Federal income tax and financial reporting purposes is identical.
+     Non-income producing security.

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

ASSETS
     Investments at market value (cost $18,100,702) ...................................    $27,460,377
     Cash .............................................................................        596,497
     Receivable for investment securities sold ........................................        146,414
     Receivable for Fund shares sold ..................................................         47,737
     Dividends receivable .............................................................         16,656
     Prepaid expenses .................................................................          8,881
     Other assets .....................................................................         31,717
                                                                                           -----------
         Total assets .................................................................     28,308,279
                                                                                           -----------
LIABILITIES
   Payable for investment securities purchased ........................................         27,873
   Payable for Fund shares redeemed ...................................................         19,196
   Distribution and service fees payable ..............................................         15,263
   Management fee payable .............................................................          6,297
   Accrued expenses ...................................................................         24,876
                                                                                           -----------
      Total liabilities ...............................................................         93,505
                                                                                           -----------
NET ASSETS ............................................................................    $28,214,774
                                                                                           ===========
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $     8,761
   Additional paid-in capital .........................................................     18,665,430
   Net unrealized appreciation on investments (note 4) ................................      9,359,675
   Accumulated net realized gain on investments .......................................        180,908
                                                                                           -----------
                                                                                           $28,214,774
                                                                                           ===========
CLASS A
   Net Assets .........................................................................    $23,121,398
                                                                                           ===========
   Capital shares outstanding .........................................................        712,106
                                                                                           ===========
   Net asset value and redemption price per share .....................................    $     32.47
                                                                                           ===========
   Offering price per share (100/95.75 of $32.47 adjusted to nearest cent) ............    $     33.91
                                                                                           ===========
CLASS C
   Net Assets .........................................................................    $ 3,448,820
                                                                                           ===========
   Capital shares outstanding .........................................................        114,538
                                                                                           ===========
   Net asset value and offering price per share .......................................    $     30.11
                                                                                           ===========
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $     30.11*
                                                                                           ===========
CLASS I
   Net Assets .........................................................................    $    28,312
                                                                                           ===========
   Capital shares outstanding .........................................................            871
                                                                                           ===========
   Net asset value, offering and redemption price per share ...........................    $     32.51
                                                                                           ===========
CLASS Y
   Net Assets .........................................................................    $ 1,616,244
                                                                                           ===========
   Capital shares outstanding .........................................................         48,615
                                                                                           ===========
   Net asset value, offering and redemption price per share ...........................    $     33.25
                                                                                           ===========

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:

     Dividends ............................................    $   289,690

Expenses:

     Management fee (note 3) ..............................    $   346,862
     Distribution and service fees (note 3) ...............         82,066
     Registration fees and dues ...........................         73,659
     Trustees' fees and expenses ..........................         68,271
     Legal fees (note 3) ..................................         48,024
     Transfer and shareholder servicing agent fees ........         33,927
     Shareholders' reports ................................         21,915
     Auditing and tax fees ................................         13,000
     Chief compliance officer (note 3) ....................          4,544
     Custodian fees .......................................          3,825
     Insurance ............................................          1,424
     Miscellaneous ........................................         56,705
                                                               -----------
     Total expenses .......................................        754,222

     Management fee waived (note 3) .......................       (302,388)
     Expenses paid indirectly (note 5) ....................        (55,028)
                                                               -----------
     Net expenses .........................................                        396,806
                                                                               -----------
     Net investment loss ..................................                       (107,116)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions         507,092
     Change in unrealized appreciation on investments .....      2,302,022
                                                               -----------
     Net realized and unrealized gain (loss) on investments                      2,809,114
     Net change in net assets resulting from operations ...                    $ 2,701,998
                                                                               ===========

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2006   DECEMBER 31, 2005
                                                              -----------------   -----------------
OPERATIONS:
   Net investment loss ...................................      $   (107,116)        $    (84,718)
   Net realized gain (loss) from securities transactions .           507,092                5,203
   Change in unrealized appreciation on investments ......         2,302,022            1,095,067
                                                                ------------         ------------
      Change in net assets from operations ...............         2,701,998            1,015,552
                                                                ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):
   Class A Shares:
   Net realized gain on investments ......................          (267,498)                  --

   Class C Shares:
   Net realized gain on investments ......................           (42,980)                  --

   Class I Shares:
   Net realized gain on investments ......................              (326)                  --

   Class Y Shares:
   Net realized gain on investments ......................           (18,167)                  --
                                                                ------------         ------------
      Change in net assets from distributions ............          (328,971)                  --
                                                                ------------         ------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .............................         7,902,368            8,593,036
   Short-term trading redemption fee .....................               849                3,662
   Reinvested dividends and distributions ................           217,492                   --
   Cost of shares redeemed ...............................        (4,024,372)          (5,481,191)
                                                                ------------         ------------
      Change in net assets from capital share transactions         4,096,337            3,115,507
                                                                ------------         ------------

      Change in net assets ...............................         6,469,364            4,131,059

NET ASSETS:
   Beginning of period ...................................        21,745,410           17,614,351
                                                                ------------         ------------

   End of period .........................................      $ 28,214,774         $ 21,745,410
                                                                ============         ============

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION

      Aquila Rocky Mountain Equity Fund (the "Fund"), a diversified, open-end investment company, was organized on November 3, 1993 as a Massachusetts business trust and commenced operations on July 22, 1994. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro rata portion of all Class C Share 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I shares commenced operations on December 1, 2005. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2006 the Fund decreased undistributed net investment loss by $107,116, and decreased additional paid-in capital by $107,116.

g) NEW ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required to be implemented no later than June 29, 2007 and is to be applied to all open tax years as of that date. At this time, management does not believe the adoption of FIN 48 will result in any material impact on the Fund's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      The Fund has a Sub-Advisory and Administration Agreement with Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor. Under this agreement, the Manager supervises the investments of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. Besides its sub-advisory services, it also provides all administrative services. This includes providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 1.50% on the first $15 million; 1.20% on the next $35 million and 0.90% on the excess over $50 million.

      For the year ended December 31, 2006, the Fund incurred Management fees of $346,862, of which $302,388 was waived. The Manager contractually waived these fees so that total Fund expenses would not exceed 1.50% for Class A Shares, 2.25% for Class C Shares, 1.47% for Class I Shares or 1.25% for Class Y Shares.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the year ended December 31, 2006, distribution fees on Class A Shares amounted to $51,327 of which the Distributor retained $5,066.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2006, amounted to $23,014. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2006, amounted to

$7,672. The total of these payments with respect to Class C Shares amounted to $30,686 of which the Distributor retained $5,964.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended December 31, 2006, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $93 of which $53 related to the Plan and $40 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within the general Rocky Mountain region, with the bulk of sales commissions inuring to such dealers. For the year ended December 31, 2006, total commissions on sales of Class A Shares amounted to $123,394 of which $12,111 was received by the Distributor.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended December 31, 2006, the Fund incurred $40,009 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner at that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended December 31, 2006, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $5,733,221 and $2,900,120, respectively.

      At December 31, 2006, the aggregate tax cost for all securities was $18,100,702. At December 31, 2006, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $9,514,866 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $155,191 for a net unrealized appreciation of $9,359,675.

5. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

6. PORTFOLIO ORIENTATION

      The Fund's investments are primarily invested in the securities of companies within the eight state Rocky Mountain region consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming and therefore are subject to economic and other conditions affecting the various states which comprise the region. Accordingly, the investment performance of the Fund might not be comparable with that of a broader universe of companies.

7. CAPITAL SHARE TRANSACTIONS

a) Transactions in Capital Shares of the Fund were as follows:

                                        YEAR ENDED                      YEAR ENDED
                                     DECEMBER 31, 2006               DECEMBER 31, 2005
                               ---------------------------     ----------------------------
                                  SHARES          AMOUNT          SHARES           AMOUNT
                               -----------     -----------     -----------      -----------
CLASS A SHARES:
  Proceeds from shares sold        184,088     $ 5,717,458         208,097      $ 5,903,039
  Reinvested dividends and
    distributions .........          5,662         183,463              --               --
  Cost of shares redeemed .        (78,130)     (2,412,241)        (98,862)      (2,766,914)
                               -----------     -----------     -----------      -----------
    Net change ............        111,620       3,488,680         109,235        3,136,125
                               -----------     -----------     -----------      -----------
CLASS C SHARES:
  Proceeds from shares sold         44,766       1,305,452          31,026          829,837
  Reinvested dividends and
    distributions .........            705          21,199              --               --
  Cost of shares redeemed .        (25,603)       (739,232)        (21,295)        (557,251)
                               -----------     -----------     -----------      -----------
    Net change ............         19,868         587,419           9,731          272,586
                               -----------     -----------     -----------      -----------
CLASS I SHARES:
  Proceeds from shares sold             32           1,000             829           25,000
  Reinvested dividends and
    distributions .........             10             326              --               --
  Cost of shares redeemed .             --              --              --               --
                               -----------     -----------     -----------      -----------
    Net change ............             42           1,326             829*          25,000*
                               -----------     -----------     -----------      -----------
CLASS Y SHARES:
  Proceeds from shares sold         27,839         878,458          64,758        1,835,160
  Reinvested dividends and
    distributions .........            377          12,504              --               --
  Cost of shares redeemed .        (27,134)       (872,899)        (75,635)      (2,157,026)
                               -----------     -----------     -----------      -----------
    Net change ............          1,082          18,063         (10,877)        (321,866)
                               -----------     -----------     -----------      -----------
Total transactions in Fund
  shares ..................        132,612     $ 4,095,488         108,918      $ 3,111,845
                               ===========     ===========     ===========      ===========

*       Commenced operations on December 1, 2005.

b) SHORT-TERM TRADING REDEMPTION FEE: The Fund and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 2.00% of the shares' redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class I and Class Y Shares, if the redemption occurs within 90 days of purchase. The fee will be paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The fee will not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder's death or disability. For the year ended December 31, 2006, fees collected did not have a material effect on the financial highlights.

8. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares annual distributions to shareholders from net investment income, if any, and from net realized capital gains, if any. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

      The tax character of distributions:

                                                  Year Ended December 31,
                                                    2006            2005
                                                -----------     -----------

       Long-term capital gain ..............    $   328,971          --

      As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

       Accumulated net realized gain .......    $   180,908
       Unrealized appreciation .............      9,359,675
                                                -----------
                                                $ 9,540,583
                                                ===========

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      Class A                                   Class I
                                              -------------------------------------------------------    ----------------------
                                                              Year Ended December 31,                      Year       Period
                                              -------------------------------------------------------     Ended       Ended
                                                2006        2005        2004        2003        2002     12/31/06   12/31/05(1)
                                              -------     -------     -------     -------     -------    --------   -----------
Net asset value, beginning of period ......   $ 29.45     $ 27.93     $ 24.92     $ 17.74     $ 20.96     $ 29.46     $ 30.26
                                              -------     -------     -------     -------     -------     -------     -------
Income (loss) from investment operations:
   Net investment income (loss) + .........     (0.11)      (0.11)      (0.17)      (0.16)      (0.15)      (0.08)      (0.02)
   Net gain (loss) on securities (both
      realized and unrealized) ............      3.51        1.63        3.18        7.34       (3.07)       3.51       (0.78)
                                              -------     -------     -------     -------     -------     -------     -------
   Total from investment operations .......      3.40        1.52        3.01        7.18       (3.22)       3.43       (0.80)
                                              -------     -------     -------     -------     -------     -------     -------
Less distributions (note 8):
   Distributions from capital gains .......     (0.38)         --          --          --          --       (0.38)         --
                                              -------     -------     -------     -------     -------     -------     -------
Net asset value, end of period ............   $ 32.47     $ 29.45     $ 27.93     $ 24.92     $ 17.74     $ 32.51     $ 29.46
                                              =======     =======     =======     =======     =======     =======     =======

Total return (not reflecting sales charge)      11.54%       5.44%      12.08%      40.47%     (15.36)%     11.64%      (2.64)%*

Ratios/supplemental data
   Net assets, end of period (in thousands)   $23,121     $17,684     $13,718     $10,345     $ 4,242     $    28     $    24
   Ratio of expenses to average net assets       1.72%       1.59%       1.54%       1.50%       1.52%       1.64%       1.43%**
   Ratio of net investment loss to average
      net assets ..........................     (0.57)%     (0.48)%     (0.72)%     (0.77)%     (0.82)%     (0.48)%     (0.64)%**
   Portfolio turnover rate ................     13.31%       9.78%       8.38%       3.01%       1.81%      13.31%       9.78%*

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

   Ratio of expenses to average net assets       2.70%       3.23%       2.82%       3.25%       4.15%       2.69%       2.67%**
   Ratio of net investment loss to average
      net assets ..........................     (1.55)%     (2.11)%     (1.99)%     (2.51)%     (3.45)%     (1.53)%     (1.89)%**

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were (note 3):

   Ratio of expenses to average net assets       1.50%       1.50%       1.50%       1.48%       1.50%       1.42%       1.42%**

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Not Annualized
**    Annualized
(1)   Commenced operations on December 1, 2005.

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        Class C
                                              ------------------------------------------------------------
                                                                Year Ended December 31,
                                              ------------------------------------------------------------
                                                2006         2005         2004         2003         2002
                                              --------     --------     --------     --------     --------
Net asset value, beginning of period ......   $  27.54     $  26.31     $  23.66     $  16.96     $  20.19
                                              --------     --------     --------     --------     --------
Income (loss) from investment operations:
    Net investment income (loss) + ........      (0.32)       (0.30)       (0.35)       (0.30)       (0.28)
    Net gain (loss) on securities
       (both realized and unrealized) .....       3.27         1.53         3.00         7.00        (2.95)
                                              --------     --------     --------     --------     --------
    Total from investment operations ......       2.95         1.23         2.65         6.70        (3.23)
                                              --------     --------     --------     --------     --------
Less distributions (note 8):
    Distributions from capital gains ......      (0.38)          --           --           --           --
                                              --------     --------     --------     --------     --------
Net asset value, end of period ............   $  30.11     $  27.54     $  26.31     $  23.66     $  16.96
                                              ========     ========     ========     ========     ========
Total return (not reflecting sales charge)       10.71%        4.68%       11.20%       39.50%      (16.00)%
Ratios/supplemental data
    Net assets, end of period
       (in thousands) .....................   $  3,449     $  2,607     $  2,235     $  1,835     $    858
    Ratio of expenses to average net assets       2.47%        2.34%        2.29%        2.26%        2.26%
    Ratio of net investment income (loss)
       to average net assets ..............      (1.32)%      (1.24)%      (1.47)%      (1.53)%      (1.56)%
    Portfolio turnover rate ...............      13.31%        9.78%        8.38%        3.01%        1.81%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

    Ratio of expenses to average net assets       3.45%        3.98%        3.56%        4.02%        4.95%
    Ratio of net investment loss to
       average net assets .................      (2.30)%      (2.87)%      (2.74)%      (3.29)%      (4.25)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets       2.25%        2.25%        2.25%        2.24%        2.25%

                                                                        Class Y
                                              ------------------------------------------------------------
                                                               Year Ended December 31,
                                              ------------------------------------------------------------
                                                2006         2005         2004         2003         2002
                                              --------     --------     --------     --------     --------
Net asset value, beginning of period ......   $  30.08     $  28.45     $  25.32     $  17.97     $  21.19
                                              --------     --------     --------     --------     --------
Income (loss) from investment operations:
    Net investment income (loss) + ........      (0.03)       (0.05)       (0.11)       (0.10)       (0.10)
    Net gain (loss) on securities
       (both realized and unrealized) .....       3.58         1.68         3.24         7.45        (3.12)
                                              --------     --------     --------     --------     --------
    Total from investment operations ......       3.55         1.63         3.13         7.35        (3.22)
                                              --------     --------     --------     --------     --------
Less distributions (note 8):
    Distributions from capital gains ......      (0.38)          --           --           --           --
                                              --------     --------     --------     --------     --------
Net asset value, end of period ............   $  33.25     $  30.08     $  28.45     $  25.32     $  17.97
                                              ========     ========     ========     ========     ========
Total return (not reflecting sales charge)       11.80%        5.73%       12.36%       40.90%      (15.20)%
Ratios/supplemental data
    Net assets, end of period
       (in thousands) .....................   $  1,616     $  1,430     $  1,661     $  1,400     $    918
    Ratio of expenses to average net assets       1.47%        1.34%        1.29%        1.25%        1.26%
    Ratio of net investment income (loss)
       to average net assets ..............      (0.31)%      (0.26)%      (0.47)%      (0.51)%      (0.56%)
    Portfolio turnover rate ...............      13.31%        9.78%        8.38%        3.01%        1.81%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

    Ratio of expenses to average net assets       2.45%        2.99%        2.56%        3.05%        3.87%
    Ratio of net investment loss to
       average net assets .................      (1.30)%      (1.91)%      (1.75)%      (2.32)%      (3.16)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets       1.25%        1.25%        1.25%        1.23%        1.25%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2006 and held for the six months ended December 31, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2006

                        ACTUAL
                     TOTAL RETURN    BEGINNING        ENDING          EXPENSES
                       WITHOUT        ACCOUNT         ACCOUNT       PAID DURING
                   SALES CHARGES(1)    VALUE           VALUE       THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                  7.88%       $1,000.00       $1,078.80       $    7.86
--------------------------------------------------------------------------------
Class C                  7.47%       $1,000.00       $1,074.70       $   11.77
--------------------------------------------------------------------------------
Class I                  7.94%       $1,000.00       $1,079.40       $    7.49
--------------------------------------------------------------------------------
Class Y                  8.03%       $1,000.00       $1,080.30       $    6.55
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.50%, 2.25%, 1.43% AND 1.25% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2006

                     HYPOTHETICAL
                      ANNUALIZED     BEGINNING        ENDING          EXPENSES
                         TOTAL        ACCOUNT         ACCOUNT       PAID DURING
                        RETURN         VALUE           VALUE       THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                  5.00%       $1,000.00       $1,017.64       $    7.63
--------------------------------------------------------------------------------
Class C                  5.00%       $1,000.00       $1,013.86       $   11.42
--------------------------------------------------------------------------------
Class I                  5.00%       $1,000.00       $1,018.00       $    7.27
--------------------------------------------------------------------------------
Class Y                  5.00%       $1,000.00       $1,018.90       $    6.36
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.50%, 2.25%, 1.43% AND 1.25% FOR THE FUND'S CLASS A, C , I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      Proxy Voting and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-437-1020). This information is also available at http://www.aquilafunds.com/EquityFunds/armef/armefmain.htm or on the SEC's Web site - http://www.sec.gov

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      For the calendar year ended December 31, 2006, 100 percent of the amount distributed by Aquila Rocky Mountain Equity Fund qualifies as net long-term capital gains.

      Prior to January 31, 2007, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2006 CALENDAR YEAR.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
INTERESTED
TRUSTEE(4)

Diana P. Herrmann       Trustee         Vice Chair and Chief Executive Officer of          12           ICI Mutual Insurance
New York, NY            since 1997      Aquila Management Corporation, Founder of the                   Company
(02/25/58)              and President   Aquila Group of Funds(SM)(5) and parent of
                        since 2002      Aquila Investment Management LLC, Manager,
                                        since 2004, President and Chief Operating
                                        Officer since 1997, a Director since 1984,
                                        Secretary since 1986 and previously its
                                        Executive Vice President, Senior Vice
                                        President or Vice President, 1986-1997; Chief
                                        Executive Officer and Vice Chair since 2004
                                        and President, Chief Operating Officer and
                                        Manager of the Manager since 2003; Chair,
                                        Vice Chair, President, Executive Vice
                                        President or Senior Vice President of funds
                                        in the Aquila Group of Funds(SM) since 1986;
                                        Director of the Distributor since 1997;
                                        trustee, Reserve Money-Market Funds,
                                        1999-2000 and Reserve Private Equity Series,
                                        1998-2000; Governor, Investment Company
                                        Institute and head of its Small Funds
                                        Committee since 2004; active in charitable
                                        and volunteer organizations.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
NON-INTERESTED TRUSTEES

Tucker Hart Adams       Chair of the    President, The Adams Group, Inc., an economic       2           Director, Colorado Health
Colorado Springs,CO     Board of        consulting firm, since 1989; formerly Chief                     Facilities Authority
(01/11/38)              Trustees        Economist, United Banks of Colorado;
                        since 2005      currently or formerly active with numerous
                        and Trustee     professional and community organizations.
                        since 1993

Gary C. Cornia          Trustee         Director, Romney Institute of Public                4           None
Orem, UT                since 2002      Management, Marriott School of Management,
(06/24/48)                              Brigham Young University, 2004 - present;
                                        Professor, Marriott School of Management,
                                        1980 - present; Past President, the National
                                        Tax Association; Fellow, Lincoln Institute of
                                        Land Policy, 2002 - present; Associate Dean,
                                        Marriott School of Management, Brigham Young
                                        University, 1991-2000; Utah Governor's Tax
                                        Review Committee since 1993.

Grady Gammage, Jr.      Trustee         Founding partner, Gammage & Burnham, PLC, a         2           None
Phoenix, AZ             since 2004      law firm, Phoenix, Arizona, since 1983;
(10/01/51)                              director, Central Arizona Water Conservation
                                        District, 1992-2004; director, Arizona State
                                        University Foundation since 1998; Manicopa
                                        Partnership for Arts & Culture; Public
                                        Architecture; Arizona Historical Foundation.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
OTHER INDIVIDUALS
CHAIRMAN EMERITUS(6)

Lacy B. Herrmann        Founder and     Founder and Chairman of the Board, Aquila          N/A          N/A
New York, NY            Chairman        Management Corporation, the sponsoring
(05/12/29)              Emeritus        organization and parent of the Manager or
                        since 2006,     Administrator and/or Adviser or Sub-Adviser
                        Chairman of     to each fund of the Aquila Group of Funds(SM);
                        the Board       Chairman of the Manager or Administrator
                        of Trustees,    and/or Adviser or Sub-Adviser to each since
                        1993-2005       2004; Founder and Chairman Emeritus of each
                                        fund in the Aquila Group of Funds(SM);
                                        previously Chairman and a Trustee of each
                                        fund in the Aquila Group of Funds(SM) since its
                                        establishment until 2004 or 2005; Director of
                                        the Distributor since 1981 and formerly Vice
                                        President or Secretary, 1981-1998; Trustee
                                        Emeritus, Brown University and the Hopkins
                                        School; active in university, school and
                                        charitable organizations.


OFFICERS

Arthur K. Carlson       Executive       Executive Vice President - Advisor to the          N/A          N/A
Paradise Valley, AZ     Vice President  Trust, Tax-Free Trust of Arizona since 2005,
(01/08/22)              - Advisor       Trustee, 1987-2005; Executive Vice President
                        to the Fund     - Advisor to the Fund, Aquila Rocky Mountain
                        since 2006      Equity Fund since 2006, Trustee, 1993-2005;
                                        Executive Vice President - Advisor to the
                                        Fund, Aquila Three Peaks High Income Fund
                                        since 2006; formerly Senior Vice President
                                        and Manager, Trust Division of the Valley
                                        National Bank of Arizona; past President, New
                                        York Society of Security Analysts; member,
                                        Phoenix Society of Security Analysts; former
                                        director, Financial Analysts Federation;
                                        director, Northern Arizona University
                                        Foundation; advisory director of the
                                        Renaissance Companies; currently or formerly
                                        active with various other professional and
                                        community organizations.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Charles E. Childs, III  Executive Vice  Executive Vice President of all funds in the       N/A          N/A
New York, NY            President       Aquila Group of Funds(SM) and the Manager and
(04/01/57)              since 2003      the Manager's parent since 2003; formerly
                                        Senior Vice President, corporate development,
                                        Vice President, Assistant Vice President and
                                        Associate of the Manager's parent since 1987;
                                        Senior Vice President, Vice President or
                                        Assistant Vice President of the Aquila
                                        Money-Market Funds, 1988-2003.

Marie E. Aro            Senior          Senior Vice President, Aquila Rocky Mountain       N/A          N/A
Denver, CO              Vice President  Equity Fund, and Vice President, Tax-Free
(02/10/55)              since 2004      Trust of Arizona, since 2004; Senior Vice
                                        President, Aquila Three Peaks High Income
                                        Fund, since 2006; Vice President, INVESCO
                                        Funds Group, 1998-2003; Vice President,
                                        Aquila Distributors, Inc., 1993-1997.

Jerry G. McGrew         Senior          President of the Distributor since 1998,           N/A          N/A
New York, NY            Vice President  Registered Principal since 1993, Senior Vice
(06/18/44)              since 1996      President, 1997-1998 and Vice President,
                                        1993-1997; Senior Vice President, Aquila
                                        Three Peaks High Income Fund, Aquila Rocky
                                        Mountain Equity Fund and five Aquila
                                        Municipal Bond Funds; Vice President,
                                        Churchill Cash Reserves Trust, 1995-2001.

James M. McCullough     Senior          Senior Vice President or Vice President of         N/A          N/A
Portland, OR            Vice President  Aquila Rocky Mountain Equity Fund and two
(06/11/45)              since 1999      Aquila Bond Funds; Senior Vice President of
                                        the Distributor since 2000; Director of Fixed
                                        Income Institutional Sales, CIBC Oppenheimer
                                        & Co. Inc., Seattle, WA, 1995-1999.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Barbara S. Walchli      Senior          Senior Vice President and Portfolio Manager        N/A          N/A
Phoenix, AZ             Vice President  of Aquila Rocky Mountain Equity Fund since
(09/24/52)              since 1999      1999; Fund Co-manager, One Group Large
                                        Company Growth Fund and One Group Income
                                        Equity Fund, Banc One Investment Advisors,
                                        1996-1997; Director of Research, Senior Vice
                                        President, First Interstate Capital
                                        Management, 1995-1996; Investment Committee,
                                        Arizona Community Foundation since 1986;
                                        member, Institute of Chartered Financial
                                        Analysts, Association for Investment
                                        Management and Research and the Phoenix
                                        Society of Financial Analysts; formerly
                                        Senior Analyst, Banc One Investment Advisors
                                        and Director of Research, Valley National
                                        Bank.

Kimball L. Young        Senior          Co-portfolio manager, Tax-Free Fund For Utah       N/A          N/A
Salt Lake City, UT      Vice President  since 2001; Co-founder, Lewis Young Robertson
(08/07/46)              since 1999      & Burningham, Inc., a NASD licensed
                                        broker/dealer providing public finance
                                        services to Utah local governments,
                                        1995-2001; Senior Vice President of two
                                        Aquila Bond Funds and Aquila Rocky Mountain
                                        Equity Fund; formerly Senior Vice
                                        President-Public Finance, Kemper Securities
                                        Inc., Salt Lake City, Utah.

R. Lynn Yturri          Senior          Senior Vice President Investments, Aquila          N/A          N/A
Scottsdale, AZ          Vice President  Investment Management LLC since 2005, Senior
(08/29/42)              since 2006      Vice President, Aquila Rocky Mountain Equity
                                        Fund since 2006; Senior Vice President and
                                        equity fund manager, JP Morgan Chase,
                                        formerly One Group, Bank One's mutual fund
                                        family, 1992-2004.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Stephen J. Caridi       Vice President  Vice President of the Distributor since 1995;      N/A          N/A
New York, NY            since 2006      Vice President, Hawaiian Tax-Free Trust since
(05/06/61)                              1998; Senior Vice President, Narragansett
                                        Insured Tax-Free Income Fund since 1998, Vice
                                        President 1996-1997; Senior Vice President,
                                        Tax-Free Fund of Colorado since 2004; Vice
                                        President, Aquila Rocky Mountain Equity Fund
                                        since 2006.

Sherri Foster           Vice President  Senior Vice President, Hawaiian Tax-Free           N/A          N/A
Lahaina, HI             since 2006      Trust since 1993 and formerly Vice President
(07/27/50)                              or Assistant Vice President; Vice President
                                        or Assistant Vice President of the three
                                        Aquila Money-Market Funds; Vice President,
                                        Aquila Rocky Mountain Equity Fund since 2006;
                                        Registered Representative of the Distributor
                                        since 1985.

Jason T. McGrew         Vice President  Vice President, Churchill Tax-Free Fund of         N/A          N/A
Elizabethtown, KY       since 2006      Kentucky since 2001, Assistant Vice
(08/14/71)                              President, 2000-2001; Vice President, Aquila
                                        Rocky Mountain Equity Fund since 2006;
                                        Investment Broker with Raymond James
                                        Financial Services 1999-2000 and with J.C.
                                        Bradford and Company 1997-1999; Associate
                                        Broker at Prudential Securities 1996-1997.

Christine L. Neimeth    Vice President  Vice President of Aquila Rocky Mountain            N/A          N/A
Portland, OR            since 1999      Equity Fund and Tax-Free Trust of Oregon;
(02/10/64)                              Management Information Systems consultant,
                                        Hillcrest Ski and Sport, 1997; Institutional
                                        Municipal Bond Salesperson, Pacific Crest
                                        Securities, 1996; active in college alumni
                                        and volunteer organizations.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Emily T. Rae            Vice President  Vice President of Aquila Rocky Mountain            N/A          N/A
Aurora, CO              since 2002      Equity Fund and Tax-Free Fund of Colorado
(03/02/74)                              since 2002; investment analyst, Colorado
                                        State Bank and Trust, 2001-02; financial
                                        analyst, J.P. Morgan, 2000-01, senior
                                        registered associate, Kirkpatrick Pettis,
                                        1998-2000; registered associate, FBS
                                        Investments (now U.S. Bancorp Piper Jaffray),
                                        1997-98.

Alan R. Stockman        Vice President  Senior Vice President, Tax-Free Trust of           N/A          N/A
Scottsdale, AZ          since 1999      Arizona since 2001, Vice President,
(07/31/54)                              1999-2001; Vice President, Aquila Rocky
                                        Mountain Equity Fund since 1999; Bank One,
                                        Commercial Client Services representative,
                                        1997-1999; Trader and Financial Consultant,
                                        National Bank of Arizona (Zions Investment
                                        Securities Inc.), Phoenix, Arizona 1996-1997.

M. Kayleen Willis       Vice President  Vice President, Tax-Free Fund For Utah since       N/A          N/A
Salt Lake City, UT      since 2004      September 2003, Assistant Vice President,
(06/11/63)                              2002-2003; Vice President, Aquila Rocky
                                        Mountain Equity Fund, since 2004; various
                                        securities positions: Paine Webber, Inc.,
                                        Salt Lake City, 1999-2002, Dean Witter
                                        Reynolds, Inc., Salt Lake City, 1996-1998.

Robert W. Anderson      Chief           Chief Compliance Officer of the Fund and each      N/A          N/A
New York, NY            Compliance      of the other funds in the Aquila Group of
(08/23/40)              Officer since   Funds(SM), the Manager and the Distributor
                        2004 and        since 2004, Compliance Officer of the Manager
                        Assistant       or its predecessor and current parent
                        Secretary       1998-2004; Assistant Secretary of the Aquila
                        since 2000      Group of Funds(SM) since 2000.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Joseph P. DiMaggio      Chief           Chief Financial Officer of the Aquila Group        N/A          N/A
New York, NY            Financial       of Funds(SM) since 2003 and Treasurer since
(11/06/56)              Officer         2000.
                        since 2003
                        and Treasurer
                        since 2000

Edward M. W. Hines      Secretary       Partner, Hollyer Brady Barrett & Hines LLP,        N/A          N/A
New York, NY            since 1993      legal counsel to the Fund, since 1989;
(12/16/39)                              Secretary of the Aquila Group of Funds(SM).

John M. Herndon         Assistant       Assistant Secretary of the Aquila Group of         N/A          N/A
New York, NY            Secretary       Funds(SM) since 1995 and Vice President of the
(12/17/39)              since 1995      three Aquila Money-Market Funds since 1990;
                                        Vice President of the Manager or its
                                        predecessor and current parent since 1990.

Lori A. Vindigni        Assistant       Assistant Treasurer of the Aquila Group of         N/A          N/A
New York, NY            Treasurer       Funds(SM) since 2000; Assistant Vice President
(11/02/66)              since 2000      of the Manager or its predecessor and current
                                        parent since 1998; Fund Accountant for the
                                        Aquila Group of Funds(SM), 1995-1998.

----------
(1)   The  Fund's  Statement  of  Additional   Information  includes  additional
      information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Aquila Rocky Mountain Equity Fund, 380 Madison Avenue, New York, NY 10017.

(3) Because the Fund does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds(SM)."

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                       AQUILA ROCKY MOUNTAIN EQUITY FUND

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, or manager, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES
  Tucker Hart Adams, Chair
  Gary C. Cornia
  Grady Gammage, Jr.
  Diana P. Herrmann

OFFICERS
  Diana P. Herrmann, President
  Barbara S. Walchli, Senior Vice President and Portfolio Manager
  Marie E. Aro, Senior Vice President
  Kimball L. Young, Senior Vice President
  R. Lynn Yturri, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC Inc.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2006 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $10,000 in 2005 and $10,000 in 2006.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,000 in 2005 and 2006, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 9, 2007

By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 9, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 9 , 2007



AQUILA ROCKY MOUNTAIN EQUITY FUND

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.